PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Depreciation expense	$ 0	$ 0	$ 0	$ 2,454	$ 2,455	$ 583,897
Impairment expenses						7,283,276
Goodwill					104,657
Intangibles					3,000,013	300,013
Right of use assets					3,224,487
Property, plant and equipment, gross					954,119
Property And Equipment [Member]
Depreciation expense					$ 2,455	$ 583,968